Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
U.S. Common Stock (56.7%)
Aerospace & Defense (1.1%)
Lockheed Martin	500	$207
Northrop Grumman	200	96

		303

Agricultural Operations (0.7%)
Archer-Daniels-Midland	2,500	207

Agricultural Products (0.2%)
Ingredion	500	45

Asset Management & Custody Banks (1.4%)
Bank of New York Mellon	2,100	91
FS KKR Capital	5,900	128
New Mountain Finance	4,200	54
Oaktree Specialty Lending	16,600	117

		390

Automotive (0.1%)
Ford Motor	2,700	40

Automotive Retail (1.6%)
Advance Auto Parts	900	174
AutoZone*	30	64
Murphy USA	700	199

		437

Biotechnology (2.8%)
Amgen	1,500	371
Gilead Sciences	7,100	424

		795

Broadcasting (0.4%)
Fox	3,700	123

Commercial Services (1.6%)
CSG Systems International	2,600	170
Western Union	15,500	263

		433

Computers & Services (3.1%)
eBay	3,100	151
HP	5,100	170
Oracle	7,000	545

		866

Consumer Products (0.4%)
Sturm Ruger	1,800	119

Electric Utilities (0.7%)
Evergy	3,000	205

Electrical Services (1.1%)
Entergy	1,600	185

LSV Global Managed Volatility Fund

	Shares	Value (000)
Electrical Services (continued)
Otter Tail	1,800	$126

		311

Electronic Equipment & Instruments (0.4%)
OSI Systems*	1,200	116

Food Retail (0.9%)
Sprouts Farmers Market*	4,900	136
Weis Markets	1,500	115

		251

Food, Beverage & Tobacco (5.0%)
Altria Group	2,100	92
General Mills	2,600	194
JM Smucker	1,600	212
Kellogg	2,100	155
Molson Coors Beverage, Cl B	7,200	431
Tyson Foods, Cl A	3,500	308

		1,392

Gas/Natural Gas (1.0%)
National Fuel Gas	1,700	123
UGI	3,900	168

		291

General Merchandise Stores (0.5%)
Target	900	147

Health Care Distributors (2.0%)
Cardinal Health	2,400	143
McKesson	1,200	410

		553

Health Care Services (1.9%)
CVS Health	3,800	363
Quest Diagnostics	1,300	178

		541

Homebuilding (0.2%)
DR Horton	800	62

Household Products, Furniture & Fixtures (0.6%)
Whirlpool	900	156

Insurance (2.5%)
Allstate	2,800	328
Berkshire Hathaway, Cl B*	500	150
Hartford Financial Services Group	3,300	213

		691

IT Consulting & Other Services (3.1%)
Amdocs	6,000	522

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
IT Consulting & Other Services (continued)
International Business Machines	2,600	$340

		862

Machinery (1.4%)
Allison Transmission Holdings	2,500	105
Cummins	1,300	287

		392

Media & Entertainment (0.6%)
Comcast, Cl A	4,800	180

Metal & Glass Containers (0.3%)
Berry Global Group*	1,300	75

Mortgage REITs (0.1%)
Annaly Capital Management	4,600	32

Office REITs (0.1%)
Brandywine Realty Trust	2,600	24

Packaged Foods & Meats (0.4%)
Kraft Heinz	3,300	122

Paper Packaging (1.6%)
International Paper	3,600	154
Packaging of America	1,200	169
Sealed Air	2,000	122

		445

Petroleum & Fuel Products (2.1%)
Chevron	1,700	278
ExxonMobil	3,100	301

		579

Pharmaceuticals (6.2%)
Bristol-Myers Squibb	6,900	509
Jazz Pharmaceuticals*	400	62
Johnson & Johnson	1,000	175
Merck	6,000	536
Organon	430	14
Pfizer	8,000	404

		1,700

Regional Banks (0.4%)
Brookline Bancorp	7,200	100

Retail (1.4%)
Kroger	5,400	251
Lowe’s	800	153

		404

LSV Global Managed Volatility Fund

	Shares	Value (000)
Semi-Conductors/Instruments (1.5%)
Intel	11,600	$421

Specialized Consumer Services (0.6%)
H&R Block	4,500	180

Steel & Steel Works (0.4%)
Reliance Steel & Aluminum	600	114

Technology Distributors (0.5%)
Arrow Electronics*	1,100	141

Technology Hardware, Storage & Peripherals (1.0%)
Dell Technologies, Cl C	3,000	135
Seagate Technology Holdings	1,700	136

		271

Telephones & Telecommunications (3.3%)
AT&T	12,300	231
Cisco Systems	4,100	186
Juniper Networks	3,000	84
Verizon Communications	9,000	416

		917

Thrifts & Mortgage Finance (0.4%)
Kearny Financial	9,600	112

Trucking (1.1%)
Schneider National, Cl B	5,100	129
Werner Enterprises	4,100	180

		309

TOTAL U.S. COMMON STOCK (Cost $14,731)		15,854

Foreign Common Stock (42.3%)
Australia (0.8%)
Aurizon Holdings	41,300	117
Orora	41,800	105

		222

Belgium (0.6%)
Ageas	1,500	65
Etablissements Franz Colruyt	3,400	94

		159

Brazil (0.7%)
EDP - Energias do Brasil	24,900	104

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Brazil (continued)
Telefonica Brasil	9,700	$84

		188

Canada (3.6%)
Alimentation Couche-Tard	1,300	58
Bank of Montreal	800	80
Bank of Nova Scotia	1,100	67
Canadian Imperial Bank of Commerce	1,200	61
Canadian Tire, Cl A	1,300	167
CI Financial	4,500	52
Cogeco Communications	700	45
Loblaw	3,400	309
Power Corp of Canada	2,200	60
Stella-Jones	3,600	107

		1,006

China (0.4%)
Shenzhen Expressway, Cl H	110,000	101

Denmark (0.6%)
Scandinavian Tobacco Group	8,100	155

Finland (0.7%)
Metsa Board, Cl B	16,000	143
TietoEVRY	2,354	64

		207

France (3.5%)
Carrefour	9,200	157
Cie Generale des Etablissements Michelin SCA	2,400	67
Euroapi*	56	1
Orange	15,500	158
Sanofi	2,400	238
Societe BIC	2,400	136
Total	2,800	143
Verallia	3,000	77

		977

Germany (1.7%)
Deutsche Post	1,800	72
Deutsche Telekom	7,100	135
Hornbach Holding & KGaA	700	55

LSV Global Managed Volatility Fund

	Shares	Value (000)
Germany (continued)
Muenchener Rueckversicherungs	900	$204

		466

Hong Kong (1.6%)
Bank of China, Cl H	417,000	149
Bank of Communications, Cl H	84,000	50
China Shenhua Energy, Cl H	50,000	141
Dah Sing Banking Group	20,000	15
People’s Insurance Group of China, Cl H	274,000	82

		437

Hungary (0.1%)
Magyar Telekom Telecommunications	48,800	39

Italy (1.1%)
Eni	17,800	214
Hera	31,400	90

		304

Japan (8.3%)
AEON Investment	100	117
Aozora Bank	7,100	148
Brother Industries	6,400	120
Canon	4,500	106
DCM Holdings	5,200	41
EDION	13,100	124
Fukuoka	40	52
Honda Motor	6,400	164
ITOCHU	2,600	76
Japan Post Holdings	26,500	191
Japan Post Insurance	6,700	108
KDDI	3,100	99
K’s Holdings	13,100	132
Mizuho Financial Group	9,850	117
Nippon Electric Glass	5,500	110
Nippon Telegraph & Telephone	6,700	191
Osaka Gas	5,900	106
Rengo	9,200	54
Teijin	7,200	76
Ube Industries	8,400	132
Yamaguchi Financial Group	13,300	75

		2,339

Malaysia (0.8%)
AMMB Holdings	72,600	64

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund

	Shares	Value (000)
Malaysia (continued)
RHB Bank	128,600	$170

		234

Netherlands (1.5%)
Koninklijke Ahold Delhaize	13,000	358
Signify	1,900	62

		420

Norway (0.6%)
Orkla	18,000	155

Portugal (0.2%)
REN - Redes Energeticas Nacionais SGPS	22,200	63

Russia (–%)
LUKOIL PJSC ADR(A)(B)	1,300	—

Singapore (1.4%)
DBS Group Holdings	8,400	192
Jardine Cycle & Carriage	7,100	144
United Overseas Bank	2,800	56

		392

South Korea (2.4%)
KT	9,200	267
KT&G	2,400	151
LG Uplus	4,100	40
Samsung Card	2,100	52
SK Square*	1,766	58
SK Telecom	2,733	113

		681

Spain (0.8%)
Endesa	5,200	95
Repsol	10,800	135

		230

Sweden (0.4%)
Securitas, Cl B	9,900	100

Switzerland (2.8%)
Novartis	3,500	301
Roche Holding AG	500	166
Swiss Life Holding	150	79
Swisscom	200	108

LSV Global Managed Volatility Fund

	Shares	Value (000)
Switzerland (continued)
Valiant Holding	1,300	$117

		771

Taiwan (2.7%)
Asustek Computer	14,000	132
Cathay Financial Holding	67,000	102
Chicony Electronics	53,000	140
Greatek Electronics	37,000	77
Powertech Technology	39,000	112
SinoPac Financial Holdings	226,000	128
Taichung Commercial Bank	135,014	60

		751

Thailand (0.7%)
Kiatnakin Bank	27,300	49
Krung Thai Bank	169,000	73
Tisco Financial Group	33,800	83

		205

United Kingdom (4.3%)
BAE Systems	19,500	183
British American Tobacco	4,000	157
BT Group, Cl A	60,500	119
GSK	10,400	219
Haleon*	14,600	52
Imperial Brands	4,600	101
Shell	8,200	218
Unilever	3,400	166

		1,215

TOTAL FOREIGN COMMON STOCK (Cost $12,652)		11,817

Schedule of Investments

July 31, 2022 (Unaudited)

LSV Global Managed Volatility Fund

	Face Amount (000)	Value (000)
Repurchase Agreement (0.3%)
South Street Securities 1.950%, dated 07/29/2022, to be repurchased on 08/01/2022, repurchase price $79 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $87, 0.750% - 1.875%, 04/30/2026 –02/15/2032; total market value $81)	$79	$79

TOTAL REPURCHASE AGREEMENT (Cost $79)		79

Total Investments – 99.3% (Cost $27,462)		$27,750

Percentages are based on Net Assets of $27,943 (000).

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is considered illiquid. The total value of such securities as of July 31, 2022 was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
United States	$15,854	$–	$–	$15,854

Total Common Stock	15,854	–	–	15,854

Foreign Common Stock
Australia	–	222	–	222
Belgium	–	159	–	159
Brazil	188	–	–	188
Canada	1,006	–	–	1,006
China	–	101	–	101
Denmark	–	155	–	155
Finland	–	207	–	207
France	1	976	–	977
Germany	–	466	–	466
Hong Kong	–	437	–	437
Hungary	–	39	–	39
Italy	–	304	–	304
Japan	–	2,339	–	2,339
Malaysia	–	234	–	234
Netherlands	–	420	–	420
Norway	–	155	–	155
Portugal	–	63	–	63
Russia	–	–	–	–
Singapore	–	392	–	392
South Korea	–	681	–	681
Spain	–	230	–	230
Sweden	–	100	–	100
Switzerland	–	771	–	771
Taiwan	–	751	–	751
Thailand	–	205	–	205
United Kingdom	52	1,163	–	1,215

Total Foreign Common Stock	1,247	10,570	–	11,817

Total Repurchase Agreement	–	79	–	79

Total Investments in Securities	$17,101	$10,649	$–	$27,750

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-005-1700